Debt - Total Long-Term Debt, Net of Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 17, 2020
Debt Instrument [Line Items]
Total long-term debt	$ 1,941,770	$ 1,922,749
Less current portion	847,626	42,539
Long-term debt, net of current portion	$ 1,094,144	1,880,210
Senior Unsecured Notes | 0.875% Senior Unsecured Cash Convertible Notes due 2021
Debt Instrument [Line Items]
Stated interest rate	0.875%
Total long-term debt	$ 0	200
Senior Unsecured Notes | 0.500% Senior Unsecured Cash Convertible Notes due 2023
Debt Instrument [Line Items]
Stated interest rate	0.50%
Total long-term debt	$ 375,149	361,304
Senior Unsecured Notes | 1.000% Senior Unsecured Cash Convertible Notes due 2024
Debt Instrument [Line Items]
Stated interest rate	1.00%
Total long-term debt	$ 446,503	429,496
Senior Unsecured Notes | 0.000% Senior Unsecured Convertible Notes due 2027
Debt Instrument [Line Items]
Stated interest rate	0.00%		0.00%
Total long-term debt	$ 496,804	442,481
Senior Unsecured Notes | 3.75% Series B Senior Notes due October 16, 2022
Debt Instrument [Line Items]
Stated interest rate	3.75%
Total long-term debt	$ 301,843	304,761
Senior Unsecured Notes | 3.90% Series C Senior Notes due October 16, 2024
Debt Instrument [Line Items]
Stated interest rate	3.90%
Total long-term debt	$ 26,967	26,956
Private Placement | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Total long-term debt	$ 294,504	$ 357,551